Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 1, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS California Tax-Free Income Fund and DWS New York Tax-Free Income Fund (the “Funds”), each a series of DWS State Tax-Free Income Series (the “Trust”) (Reg. Nos. 002-81549 and 811-03657)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), do not differ from that incorporated in the Amendment by reference to Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A, which Amendment represents the most recent amendment to such Registration Statement for the Funds. Both of the above-referenced amendments were filed electronically on November 30, 2010.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

                    /s/James M. Wall
James M. Wall, Esq.
Director and Senior Counsel
Deutsche Asset Management

cc:           Adam Schlichtmann, Esq., Ropes & Gray LLP